Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingency, Loss in Period		$ 0	$ 0	$ 0	$ 0
Reinvent Technology Partners Y [Member]
Additional sale of stock	12,750,000	12,750,000
Underwriting agreement description	The underwriters will be entitled to an underwriting discount of $0.20 per unit, or $17.0 million in the aggregate (or approximately $19.6 million in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, $0.35 per unit, or approximately $29.8 million in the aggregate (or approximately $34.2 million in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.	The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $19.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $34.2 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Deferred Legal Fees Non Current		$ 18,182